UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

October 31, 2008

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)
    Shares                                                                                                                                                                                           Value

COMMON STOCKS — 101.1%

AEROSPACE & DEFENSE ― 1.7%
2,092	Lockheed Martin Corp.	$177,925

BIOTECHNOLOGY ― 12.7%
4,215	Amgen, Inc.(1)	252,436
6,132	Celgene Corp.(1)	394,042
2,653	Genentech, Inc.(1)	220,040
3,689	Genzyme Corp.(1)	268,854
4,943	Gilead Sciences, Inc.(1)	226,637
		1,362,009

COMMERCIAL BANKS ― 5.8%
6,118	Bank of Montreal	218,841
5,681	Bank of Nova Scotia	190,541
5,422	Royal Bank of Canada	209,994
		619,376

COMPUTERS & PERIPHERALS ― 2.2%
6,055	Hewlett-Packard Co.	231,785

ELECTRIC UTILITIES ― 2.5%
6,780	Progress Energy, Inc.	266,929

FOOD & STAPLES RETAILING ― 6.5%
13,177	Kroger Co. (The)	361,841
5,988	Wal-Mart Stores, Inc.	334,190
		696,031

FOOD PRODUCTS ― 2.4%
3,788	General Mills, Inc.	256,599

HEALTH CARE EQUIPMENT & SUPPLIES ― 9.8%
5,024	Baxter International, Inc.	303,902
6,228	Covidien Ltd.	275,838
6,029	Medtronic, Inc.	243,149
4,284	Stryker Corp.	229,023
		1,051,912

HEALTH CARE PROVIDERS & SERVICES ― 2.3%
4,125	Express Scripts, Inc.(1)	250,016

HOTELS, RESTAURANTS & LEISURE ― 2.9%
5,373	McDonald's Corp.	311,258

HOUSEHOLD PRODUCTS ― 4.6%
3,821	Colgate-Palmolive Co.	239,806
4,064	Kimberly-Clark Corp.	249,082
		488,888

INSURANCE ― 4.6%
4,161	ACE Ltd.	238,675
65	Berkshire Hathaway, Inc., Class B(1)	249,600
		488,275

IT SERVICES ― 2.8%
9,144	Accenture Ltd., Class A	302,209

MACHINERY ― 2.0%
3,621	Danaher Corp.	214,508

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)
    Shares                                                                                                                                                                                           Value

OIL, GAS & CONSUMABLE FUELS ― 2.1%
6,507	Enbridge, Inc.	$225,142

PHARMACEUTICALS ― 17.3%
5,032	Abbott Laboratories	277,515
6,228	AstraZeneca plc ADR	264,441
12,937	Bristol-Myers Squibb Co.	265,856
5,871	Novartis AG ADR	299,362
4,275	Novo Nordisk A/S ADR	228,755
14,575	Pfizer, Inc.	258,123
6,042	Teva Pharmaceutical Industries Ltd.	259,081
		1,853,133

ROAD & RAIL ― 9.7%
3,147	Burlington Northern Santa Fe Corp.	280,272
4,582	CSX Corp.	209,489
4,657	Norfolk Southern Corp.	279,141
4,042	Union Pacific Corp.	269,884
		1,038,786

SPECIALTY RETAIL ― 5.0%
12,221	Lowe's Cos., Inc.	265,196
10,163	TJX Cos., Inc. (The)	271,962
		537,158

TEXTILES, APPAREL & LUXURY GOODS ― 2.2%
4,062	NIKE, Inc., Class B	234,093

TOBACCO ― 2.0%
11,143	Altria Group, Inc.	213,834

TOTAL COMMON STOCKS
(Cost $11,574,484)		10,819,866
TEMPORARY CASH INVESTMENTS — 0.5%

49,079	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $49,079)		49,079

TOTAL INVESTMENT SECURITIES — 101.6%
(Cost $11,623,563)		10,868,945
OTHER ASSETS AND LIABILITIES — (1.6)%		(166,350)
TOTAL NET ASSETS — 100.0%		$10,702,595

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price or at the mean of the latest bid and asked prices where no last sales price is available.  Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of October 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$10,868,945
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
$10,868,945

3. Federal Tax Information

As of October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 11,623,563
Gross tax appreciation of investments	$ 196,363
Gross tax depreciation of investments	(950,981)
Net tax appreciation (depreciation) of investments	$ (754,618)

The cost of investments for federal income tax purpose was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

October 31, 2008

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)
    Shares                                                                                                                                                                                         Value

COMMON STOCKS — 94.6%

BIOTECHNOLOGY ― 8.7%
5,288	Amgen, Inc.(1)	$316,698
4,921	Celgene Corp.(1)	316,223
3,445	Cephalon, Inc.(1)	247,075
2,737	Genentech, Inc.(1)	227,007
5,040	Gilead Sciences, Inc.(1)	231,084
3,861	Myriad Genetics, Inc.(1)	243,591
54,369	Repligen Corp.(1)	218,020
10,372	Vertex Pharmaceuticals, Inc.(1)	271,850
		2,071,548

BUILDING PRODUCTS ― 1.1%
16,071	Trex Co., Inc.(1)	262,118

CHEMICALS ― 2.3%
6,020	FMC Corp.	262,111
16,108	Westlake Chemical Corp.	293,649
		555,760

COMMERCIAL BANKS ― 5.2%
6,543	Bank of Montreal	234,043
6,079	Bank of Nova Scotia	203,890
12,426	Marshall & Ilsley Corp.	224,041
5,818	Royal Bank of Canada	225,331
2,111	Sierra Bancorp	42,136
12,561	Southside Bancshares, Inc.	302,594
		1,232,035

COMPUTERS & PERIPHERALS ― 1.0%
19,414	QLogic Corp.(1)	233,356

CONSTRUCTION MATERIALS ― 0.9%
2,709	Martin Marietta Materials, Inc.	212,331

DIVERSIFIED CONSUMER SERVICES ― 3.2%
15,930	Lincoln Educational Services Corp.(1)	230,348
2,314	Strayer Education, Inc.	523,589
		753,937

DIVERSIFIED FINANCIAL SERVICES ― 2.2%
5,943	Life Partners Holdings, Inc.	238,790
8,758	Nasdaq OMX Group, Inc. (The)(1)	284,284
		523,074

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.2%
10,933	Shenandoah Telecommunications Co.	262,064
14,063	SureWest Communications	248,493
		510,557

ELECTRIC UTILITIES ― 1.1%
6,834	Progress Energy, Inc.	269,055

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 1.2%
8,477	FLIR Systems, Inc.(1)	272,112

FOOD & STAPLES RETAILING ― 1.1%
8,618	Casey's General Stores, Inc.	260,264

FOOD PRODUCTS ― 1.1%
3,825	General Mills, Inc.	259,106

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)
    Shares                                                                                                                                                                                         Value

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.1%
2,859	C.R. Bard, Inc.	$252,307
8,338	DENTSPLY International, Inc.	253,308
7,148	ICU Medical, Inc.(1)	228,951
		734,566

HEALTH CARE PROVIDERS & SERVICES ― 8.5%
5,798	Almost Family, Inc.(1)	279,232
4,594	Amedisys, Inc.(1)	259,147
4,624	DaVita, Inc.(1)	262,412
7,553	Emergency Medical Services Corp., Class A(1)	248,192
3,658	Express Scripts, Inc.(1)	221,711
5,704	Henry Schein, Inc.(1)	267,004
6,039	Humana, Inc.(1)	178,694
10,461	Omnicare, Inc.	288,410
		2,004,802

HEALTH CARE TECHNOLOGY ― 1.0%
8,870	Computer Programs & Systems, Inc.	245,610

HOUSEHOLD DURABLES ― 0.9%
15,140	Newell Rubbermaid, Inc.	208,175

HOUSEHOLD PRODUCTS ― 2.1%
4,245	Clorox Co.	258,139
3,953	Colgate-Palmolive Co.	248,090
		506,229

INSURANCE ― 2.2%
67	Berkshire Hathaway, Inc., Class B(1)	257,280
11,855	HCC Insurance Holdings, Inc.	261,521
		518,801

INTERNET & CATALOG RETAIL ― 1.0%
13,493	Petmed Express, Inc.(1)	238,286

INTERNET SOFTWARE & SERVICES ― 1.7%
20,275	Websense, Inc.(1)	395,768

IT SERVICES ― 2.5%
10,815	ManTech International Corp., Class A(1)	583,361

LEISURE EQUIPMENT & PRODUCTS ― 0.9%
7,438	Hasbro, Inc.	216,223

LIFE SCIENCES TOOLS & SERVICES ― 1.0%
8,057	Applied Biosystems, Inc.	248,397

MEDIA ― 1.7%
14,586	DreamWorks Animation SKG, Inc., Class A(1)	409,867

METALS & MINING ― 0.7%
23,420	Harmony Gold Mining Co. Ltd. ADR(1)	171,200

MULTILINE RETAIL ― 1.3%
11,366	Family Dollar Stores, Inc.	305,859

MULTI-UTILITIES ― 1.0%
6,372	DTE Energy Co.	224,932

PHARMACEUTICALS ― 5.4%
5,217	Abbott Laboratories	287,717
5,960	AstraZeneca plc ADR	253,062

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)
    Shares                                                                                                                                                                                         Value

22,263	Noven Pharmaceuticals, Inc.(1)	$250,459
25,146	Pain Therapeutics, Inc.(1)	229,834
21,041	ViroPharma, Inc.(1)	263,854
		1,284,926

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
7,355	HCP, Inc.	220,135

ROAD & RAIL ― 5.4%
3,056	Burlington Northern Santa Fe Corp.	272,167
4,910	CSX Corp.	224,485
5,161	Norfolk Southern Corp.	309,350
4,018	Union Pacific Corp.	268,282
13,868	USA Truck, Inc.(1)	204,831
		1,279,115

SOFTWARE ― 4.2%
40,338	Activision Blizzard, Inc.(1)	502,611
9,036	McAfee, Inc.(1)	294,122
14,819	Opnet Technologies, Inc.(1)	187,164
		983,897

SPECIALTY RETAIL ― 5.4%
2,834	AutoZone, Inc.(1)	360,740
11,558	Buckle, Inc. (The)	304,425
16,959	Gap, Inc. (The)	219,449
12,363	Ross Stores, Inc.	404,146
		1,288,760

TEXTILES, APPAREL & LUXURY GOODS ― 1.0%
11,175	Luxottica Group SpA ADR	224,617

THRIFTS & MORTGAGE FINANCE ― 4.3%
6,899	Capitol Federal Financial	320,872
23,891	Hudson City Bancorp., Inc.	449,390
17,005	United Financial Bancorp, Inc.	238,070
		1,008,332

TOBACCO ― 1.1%
13,448	Altria Group, Inc.	258,067

TRADING COMPANIES & DISTRIBUTORS ― 3.2%
19,073	Beacon Roofing Supply, Inc.(1)	260,919
19,934	DXP Enterprises, Inc.(1)	278,279
2,834	W.W. Grainger, Inc.	222,667
		761,865

WIRELESS TELECOMMUNICATION SERVICES ― 2.8%
12,575	Hutchison Telecommunications International Ltd. ADR(1)	205,098
24,993	Syniverse Holdings, Inc.(1)	469,869
		674,967
TOTAL COMMON STOCKS
(Cost $23,036,095)		22,412,010

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)
 Shares/Principal Amount                                                                                                                                                       Value

TEMPORARY CASH INVESTMENTS — 5.7%

$1,300,000	FHLB Discount Notes, 0.01%, 11/3/08(2)	$ 1,300,000

59,421	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	59,421
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,359,421)		1,359,421

TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $24,395,516)		23,771,431
OTHER ASSETS AND LIABILITIES — (0.3)%		(65,956)
TOTAL NET ASSETS — 100.0%		$23,705,475

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.
(2)	The rate indicated is yield to maturity at purchase.

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available.  Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of October 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$22,471,431
Level 2 – Other Significant Observable Inputs	1,300,000
Level 3 – Significant Unobservable Inputs	-
$23,771,431

3. Federal Tax Information

As of  October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 24,395,516
Gross tax appreciation of investments	$ 1,181,579
Gross tax depreciation of investments	(1,805,664)
Net tax appreciation (depreciation) of investments	$ (624,085)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

October 31, 2008

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)
    Shares                                                                                                                                                                                          Value

COMMON STOCKS — 90.5%

AEROSPACE & DEFENSE ― 3.0%
9,258	Lockheed Martin Corp.	$787,393

AIRLINES ― 3.1%
68,035	Southwest Airlines Co.	801,452

BIOTECHNOLOGY ― 14.6%
14,350	Amgen, Inc.(1)	859,422
21,178	Celgene Corp.(1)	1,360,898
9,572	Genentech, Inc.(1)	793,902
17,871	Gilead Sciences, Inc.(1)	819,385
		3,833,607

COMMERCIAL BANKS ― 2.8%
19,120	Royal Bank of Canada	740,518

FOOD PRODUCTS ― 10.5%
24,449	Campbell Soup Co.	927,840
14,630	General Mills, Inc.	991,036
16,551	Kellogg Co.	834,501
		2,753,377

HEALTH CARE EQUIPMENT & SUPPLIES ― 10.7%
17,434	Baxter International, Inc.	1,054,583
22,033	Medtronic, Inc.	888,591
22,166	St. Jude Medical, Inc.(1)	842,973
		2,786,147

HEALTH CARE PROVIDERS & SERVICES ― 2.8%
12,193	Express Scripts, Inc.(1)	739,018

HOTELS, RESTAURANTS & LEISURE ― 3.4%
15,387	McDonald's Corp.	891,369

HOUSEHOLD PRODUCTS ― 3.0%
12,582	Colgate-Palmolive Co.	789,646

INSURANCE ― 7.5%
15,943	ACE Ltd.	914,491
9	Berkshire Hathaway, Inc., Class A(1)	1,039,410
		1,953,901

IT SERVICES ― 4.2%
33,307	Accenture Ltd., Class A	1,100,796

METALS & MINING ― 0.1%
2,425	Teck Cominco Ltd., Class B	23,789

PHARMACEUTICALS ― 11.9%
20,854	Abbott Laboratories	1,150,098
17,108	Johnson & Johnson	1,049,405
21,522	Teva Pharmaceutical Industries Ltd. ADR	922,863
		3,122,366

ROAD & RAIL ― 9.7%
15,664	Burlington Northern Santa Fe Corp.	1,395,036
19,227	Norfolk Southern Corp.	1,152,466
2,547,502

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)
    Shares/Principal Amount                                                                                                                                                       Value

TEXTILES, APPAREL & LUXURY GOODS ― 3.2%
14,625	NIKE, Inc., Class B	$842,839

TOTAL COMMON STOCKS
(Cost $26,232,689)		23,713,720
TEMPORARY CASH INVESTMENTS — 2.1%

$500,000	FHLB Discount Notes, 0.005%, 11/3/08	500,000
56,801	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	56,801
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $556,801)		556,801

TOTAL INVESTMENT SECURITIES — 92.6%
(Cost $26,789,490)		24,270,521
OTHER ASSETS AND LIABILITIES — 7.4%		1,928,986
TOTAL NET ASSETS — 100.0%		$26,199,507

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available.  Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of October 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$23,770,521
Level 2 – Other Significant Observable Inputs	500,000
Level 3 – Significant Unobservable Inputs	-
$24,270,521

3. Federal Tax Information

As of  October 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 26,789,490
Gross tax appreciation of investments	$ 194,178
Gross tax depreciation of investments	(2,713,147)
Net tax appreciation (depreciation) of investments	$ (2,518,969)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 29, 2008

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 29, 2008